PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Additions in respect of interest capitalized in property, plant and equipment (note 8)	¥ 3,048		¥ 2,838	¥ 2,495
Impairment losses	2,094	$ 301	666	9,185
Exploration expenses	¥ 12,342	$ 1,773	¥ 13,135	6,966
Discount rate for value in use calculations after tax	8.00%	8.00%	8.00%
Derived pre-tax discount rate			9.00%
Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Derived pre-tax discount rate	10.00%	10.00%
Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Derived pre-tax discount rate	8.00%	8.00%
Long Lake project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated recoverable amount					¥ 33,902
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties	¥ 1,199		¥ 1,298	¥ 636
Oil and gas properties [member] | China [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	513
Oil and gas properties [member] | North America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	¥ 1,559
Exploration and evaluation assets [member] | North America [member]
Disclosure of detailed information about property, plant and equipment [line items]
Exploration expenses			¥ 5,387